Trading Activities - Summary of Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Futures Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	$ 6,470,501	$ 4,631,978
Total unrealized depreciation on open contracts	(1,945,563)	(1,950,039)
Net unrealized appreciation (depreciation) on open contracts	4,524,938	2,681,939
Futures Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	3,582,239	1,806,267
Total unrealized depreciation on open contracts	(538,303)	(961,741)
Futures Contracts [Member] | Equity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	1,462,121	1,364,057
Total unrealized depreciation on open contracts	(436,625)	(713,988)
Futures Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	76,914	74,032
Total unrealized depreciation on open contracts	(11,984)	(8,214)
Futures Contracts [Member] | Interest Rates [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	1,349,227	1,387,622
Total unrealized depreciation on open contracts	(958,651)	(266,096)
Forward Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	3,276,785	3,216,237
Total unrealized depreciation on open contracts	(1,985,045)	(3,073,833)
Net unrealized appreciation (depreciation) on open contracts	1,291,740	142,404
Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	1,760,347	329,971
Total unrealized depreciation on open contracts	(303,656)	(808,016)
Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	1,516,438	2,886,266
Total unrealized depreciation on open contracts	$ (1,681,389)	$ (2,265,817)